Financial Assets and Financial Liabilities (Details) - Schedule of Recurring Fair Value Measurements - AUD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Current
Ateria share options	$ 221,620
Ateria contingent consideration receivable	1,612,414
Total	1,834,034
Total financial assets	1,834,034
Level 2 [Member]
Current
Ateria share options	221,620
Ateria contingent consideration receivable
Total financial assets	221,620
Level 3 [Member]
Current
Ateria share options
Ateria contingent consideration receivable	1,612,414
Total financial assets	$ 1,612,414